Cash and cash equivalents and marketable securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Total		R$ 171,045	R$ 106,627	R$ 104,314	R$ 43,798
Cash and banks [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]
Total		R$ 29,950	25,614
Repurchase agreements [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1],[2]	62.00%
Total	[2]	R$ 15,446	12,632
Bank deposit certificates [Member]
Disclosure of detailed information about borrowings [line items]
CDI		98.00%
Total		R$ 125,649	46,262
Bank deposit certificates [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	99.30%
Bank deposit certificates [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	101.00%
Letter of Mercantile Lease [member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	101.00%
Letter of Mercantile Lease [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	102.00%
Brazilian treasury bonds [Member]
Disclosure of detailed information about borrowings [line items]
Total			R$ 22,119

[1]	Interbank Deposit Certificates
[2]	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.